Bank of America Corporate Center
100 North Tryon Street
Suite 4000
Charlotte, NC 28202-4025
+1 704 339 3100 Main
+1 704 339 3101 Fax
www.dechert.com

FREDERICK H. SHERLEY

frederick.sherley@dechert.com
+1 704 339 3151 Direct
+1 704 339 3171 Fax

February 3, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:         THE HARTFORD SERIES FUND, INC., FILE NOS. 333-45431, 811-08629

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Series Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is one copy of Post-Effective Amendment No. 77 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment contains one prospectus (applicable to Class IB Shares) and one statement of additional information relating to The Hartford Portfolio Diversifier HLS Fund, a new series of the Company established by the Directors of the Company at a meeting held on February 2, 2011 (the “Fund”).

As you will see when reviewing the Amendment, the Fund is designed to be offered in conjunction with certain guaranteed benefit riders to the Personal Retirement Manager II variable annuity of Hartford Life Insurance Company Separate Account Seven, File Nos. 333-168986 and 811-84972 (the “Variable Annuity”).  The post-effective amendment to the Variable Annuity that relates to the Fund also was filed today.  We believe that the Fund has certain novel aspects, in that its investment strategy involves seeking to replicate a proprietary performance benchmark which is based on information about the investments and transactional activity of holders of the guaranteed benefit riders.  We believe that the descriptions of: (i)  the Fund’s investment strategy and the “fund strategy risk” set forth in the Fund’s prospectus and (ii) the benchmark set forth in the Fund’s statement of additional information, provide a full description of the novel aspects of the Fund.  We would be glad to discuss the Fund with you in a telephone conference, should you find it helpful to do so.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2011.  No fees are

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required in connection with this filing.  Please contact John V. O’Hanlon at (617) 728-7111 or me at (704) 339-3151 with any comments or questions concerning the Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Frederick H. Sherley
Frederick H. Sherley